Restructuring Expenses - Schedule of Restructuring Activities and Related Reserves (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Restructuring Reserve
Beginning Provision	$ 7,278	$ 8,658
Charges	486	89
Cash paid	(2,031)	(1,360)
Foreign currency translation adjustment	(7)	(109)
Ending Provision	5,726	7,278
Personnel expenses
Restructuring Reserve
Beginning Provision	2,248	2,334
Charges	485	61
Cash paid	0	(103)
Foreign currency translation adjustment	29	(44)
Ending Provision	2,762	2,248
Demolition and Removal costs
Restructuring Reserve
Beginning Provision	1,281	2,541
Charges	0	9
Cash paid	(621)	(1,234)
Foreign currency translation adjustment	9	(35)
Ending Provision	669	1,281
Ground remediation costs
Restructuring Reserve
Beginning Provision	2,917	2,939
Charges	0	19
Cash paid	(941)	(19)
Foreign currency translation adjustment	(38)	(22)
Ending Provision	1,938	2,917
Other
Restructuring Reserve
Beginning Provision	832	844
Charges	1	0
Cash paid	(469)	(4)
Foreign currency translation adjustment	(7)	(8)
Ending Provision	$ 357	$ 832